Interim Report 2021 and statutory accounts	6 Months Ended
Jun. 30, 2021
Interim Financial Reporting [Abstract]
Interim Report 2021 and statutory accounts

17	Interim Report 2021 and statutory accounts
The information in this Interim Report 2021 is unaudited and does not constitute statutory accounts within the meaning of section 434 of the Companies Act 2006. This Interim Report 2021 was approved by the Board of Directors on 2 August 2021. The statutory accounts of HSBC Holdings plc for the year ended 31 December 2020 have been delivered to the Registrar of Companies in England and Wales in accordance with section 447 of the Companies Act 2006.